Related-party balances and transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related-party balances and transactions	Related-party balances and transactions
i)Balances and transactions with related parties:

	December 31,
	2022	2021
	Payables	Payables

Immediate parent
UOL – sales of services (a)	16,170	16,216
UOL – shared service costs (b)	11,790	19,093
UOL – deposits (c)	312,295	248,271
Affiliated companies
UOL Edtech Tecnologia Educacional S.A- Deposits (c)	122,197	229,250
Web Jump Desing em Informática Ltda – Deposits (c)	12,372	—
Ingresso.com Ltda – Deposits (c)	21,833	—
Invillia Desenvolvimento de produtos Digitais Ltda – Deposits (c)	60,096	—
Invillia Holding Ltda – Deposits (c)	1,849	—
Digital Services UOL S.A – sales of services (d)	244	7,612
Compass UOL S.A.- sales of services (d)	12,624	12,853
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services (d)	12,897	—
Others	9,539	10,326
	593,906	543,621

.
(a)    Sales of services refer mainly to the purchase of advertising services from UOL.
(b)    Shared services costs mainly related to payroll costs that are incurred by the parent company UOL and are charged to PagSeguro Group.
(c)    Certificate of deposits (CD) acquired by UOL, UOL Edtech Tecnologia Educacional S.A, Web Jump Design em Informática Ltda., Ingresso.com Ltda., Invillia Desenvolvimento de Produtos Digitais Ltda. and others from BancoSeguro with interest rate between 107% to 110% per year of CDI. The maturity analysis is as follows:

	December 31,
	2022	2021

Due within 31 to 120 days	49,094	—
Due within 121 to 180 days	28,604	193,592
Due within 181 to 365 days	455,488	283,929
	533,186	477,521
(d)    This payable refers mainly to colocation and cloud services.
ii)    Revenue and expense from transactions with related parties

	For the year ended December 31,
	2022		2021		2020
	Revenue	Expense	Revenue	Expense	Revenue	Expense

Immediate parent
UOL - shared service costs (a)	—	121,809	—	141,915	—	134,277
UOL - sales of services (b)	3,115	83,462	3,221	92,664	2,878	80,820
UOL - deposits (c)	—	20,251	—	3,797	—	2,970
Affiliated companies
Digital Services UOL S.A. - sales of services (d)	—	2,339	—	2,887	—	49,665
Compasso UOL S.A.(d)	—	136,726	—	102,912	—	—
UOL Edtech Tecnologia (c)	—	15,753	—	9,695	—	—
Web Jump Desing em Informática Ltda (c)	—	931	—	—	—	—
Ingresso.com Ltda (c)	—	954	—	—	—	—
Invillia Desenvolvimento de produtos Digitais Ltda (d)	—	2,096	—	—	—	—
Transfolha Transportadora e Distribuição Ltda.	—	—	—	12,447	—	23,571
Others	885	11,263	1,013	4,082	603	2,926
	4,000	395,584	4,234	370,399	3,481	294,229

(a)    Shared services costs mainly related to payroll costs sharing that are incurred by the parent company UOL and are charged to PagSeguro. Such costs are included in administrative expenses.
(b)    Sale of services expenses is related to advertising services from UOL and revenue is related to intermediation fees.
(c)    Expenses are related to UOL, UOL Edtech Tecnologia Educacional S.A. Invillia Desenvolvimento de Produtos Digitais Ltda.and Web Jump Desing em Informática Ltda. of BancoSeguro's Certificate of Deposits (CD).
(d)    Expenses related to colocation and cloud services.
iii)    Key management compensation
Key management compensation includes short and long-term benefits of PagSeguro Brazil’s executive officers. The short and long-term compensation related to the executive officers for the year ended December 31, 2022 amounted to R$21,446 (R$41,198 for the year ended December 31, 2021 and R$104,568 for the year ended December 31, 2020).